Common Stock and Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Nov. 26, 2024	Dec. 31, 2023
Common Stock and Preferred Stock [Line Items]
Shares authorized	510,000,000
Common stock, shares authorized	500,000,000	450,000,000		500,000,000
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Expected authorized common stock based on voting which is still not effective			450,000,000
Common stock, voting rights	Holders of common stock are entitled to one voter per share on matters to be voted on by stockholders.
Preferred stock outstanding (in Dollars)	$ 0			$ 0